Debt (Tables)	12 Months Ended
Mar. 31, 2020
Short-term borrowings and current portion of long-term debt [Member]
Statement [line items]
Summary of Debt
Short-term borrowings and current portion of long-term debt consist of the following:

	As at March 31,
	2020		2020		2019
	(In millions)
Commercial paper	US$	901.2	Rs.	68,189.2	Rs.	109,525.6
Loans from banks/financial institutions		1,255.2		94,975.6		91,247.0
Inter-corporate deposits		6.1		460.0		730.0
Current portion of long-term debt (refer note 22)		2,528.6		191,324.2		150,341.1

Total	US$	4,691.1	Rs.	354,949.0	Rs.	351,843.7

Long-term debt [Member]
Statement [line items]
Summary of Debt
Long-term debt consists of the following:

	As at March 31,
	2020		2020		2019
	(In millions)
Non-convertible debentures	US$	1,572.7	Rs.	118,995.1	Rs.	127,793.8
Collateralized debt obligations		559.0		42,299.4		30,473.3
Buyers credit from banks at floating interest rate		525.3		39,750.0		25,000.0
Loan from banks/financial institutions		4,867.0		368,259.9		279,380.1
Senior notes		5,881.7		445,036.1		382,845.6
Others		132.6		10,031.8		12,915.3

Total		13,538.3		1,024,372.3		858,408.1
Less: current portion (refer note 21)		2,528.6		191,324.2		150,341.1

Long-term debt	US$	11,009.7	Rs.	833,048.1	Rs.	708,067.0

Long-term debt [Member] | Luxembourg Stock Exchange [Member]
Statement [line items]
Summary of Debt
Details of the tranches of the senior notes outstanding at March 31, 2020 are as follows:

Issued on	Currency	Initial Principal amounts (in millions)	Outstanding Principal amounts (in millions)	Outstanding (In millions) As at March 31,				Interest rate	Redeemable on
				2020		2019
January 2013	USD	500	500	Rs.	37,745.8	Rs.	34,464.0	5.625%	February 2023
February 2015	GBP	400	400		37,258.2		36,005.8	3.875%	March 2023
January 2014	GBP	400	400		37,253.1		35,969.8	5.000%	February 2022
March 2015	USD	500	500		—		34,686.5	3.500%	March 2020
October 2014	USD	500	500		—		34,713.0	4.250%	November 2019
January 2017	GBP	300	300		28,004.9		27,036.8	2.750%	January 2021
January 2017	EUR	650	650		53,984.3		50,367.0	2.200%	January 2024
October 2017	USD	500	500		42,346.9		34,585.5	4.500%	March 2027
October 2018	EUR	500	500		41,012.1		38,989.5	4.500%	January 2026
November 2019	EUR	500	500		41,390.4		—	5.875%	November 2024
November 2019	EUR	500	500		42,191.4		—	6.875%	November 2026

Total				Rs.	361,187.1	Rs.	326,817.9

Long-term debt [Member] | Singapore Stock Exchange [Member]
Statement [line items]
Summary of Debt
The senior notes of Tata Motors Limited and TML Holdings Pte Ltd are listed on the
SGX-ST
market, which is a listed market regulated by the Singapore Stock Exchange. Details of the tranches of the senior notes outstanding at March 31, 2020 are as follows:

Issued on	Currency	Initial Principal amounts (in millions)	Outstanding Principal amounts (in millions)	Outstanding (In millions)				Interest rate	Redeemable on
				As at March 31,
				2020		2019
October 2014	USD	250	250	Rs.	18,763.6	Rs.	17,187.3	5.750%	October 2024
May 2014	USD	300	300		22,678.2		20,791.6	5.750%	May 2021
October 2014	USD	500	262.532		19,862.8		18,048.8	4.625%	April 2020
November 2019	USD	300	300		22,544.4		—	5.875%	May 2025

Total				Rs.	83,849.0	Rs.	56,027.7